LEASE OBLIGATIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease payments	$ 194,478	$ 494,691
Leased assets, net book value	509,050	$ 125,553
Minimum [Member]
Leases Periodic payments	$ 354
Interest rate	3.60%
Lease term	1 year
Maximum [Member]
Leases Periodic payments	$ 10,813
Interest rate	13.20%
Lease term	5 years